Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Inventories
	2017 €m		2016 €m
Raw materials		885		821
Work-in-progress (i)		92		94
Finished goods		1,738		2,024
Total inventories at the lower of cost and net realisable value		2,715		2,939

(i)	Work-in-progress includes €2 million (2016: €2 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion accounting, for construction contracts in progress at the balance sheet date.